ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

August 17, 2016

FILED VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Ultimus Managers Trust
File Nos. 333-180308 and 811-22680

Ladies and Gentleman:

We are electronically filing via EDGAR, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, preliminary copies of proxy materials, including a Shareholder Letter, Notice of Special Meeting, and Proxy Statement, to be furnished to shareholders of APEXcm Small/Mid-Cap Growth Fund, a series of Ultimus Managers Trust, in connection with a Special Meeting of Shareholders to be held in October 2016.

If you have any questions or comments concerning this filing, please telephone the undersigned at (513) 587-3451.

Very truly yours,

/s/ Frank L. Newbauer

Frank L. Newbauer
Secretary